Cover	Aug. 01, 2022
Cover [Abstract]
Entity Registrant Name	XERIANT, INC.
Entity Central Index Key	0001481504
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 01, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-1519178
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Entity File Number	000-54277
Entity Address Address Line 1	Innovation Centre #1
Entity Address Address Line 2	3998 FAU Boulevard, Suite 309
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	491-9595